Basis Of Presentation And Significant Accounting Policies (Summary Of Changes In The Warranty Liability) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 14,000	$ 14,314	$ 16,341	$ 21,365
Warranty provision during period	2,731	187	2,380	2,574
Warranty payments during period	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	802	199	292	679
Fresh start adjustment		145
Warranty liability, end of period	$ 14,317	$ 14,000	$ 14,314	$ 16,341